Note 12 - Financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2020
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income Explanatory
Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	June 2020	December 2019
Equity instruments	6.2.2	1,789	2,420
Debt securities (*)		68,223	58,731
Loans and advances to credit institutions	6.2.2	33	33
Total		70,045	61,183
Of which: loss allowances of debt securities		(162)	(110)

Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments
Financial assets at fair value through other comprehensive income. Equity instruments (Millions of Euros)
	June 2020		December 2019
	Amortized cost	Fair value	Amortized cost	Fair value
Listed equity instruments
Spanish companies shares	2,182	1,141	2,181	1,674
Foreign companies shares	140	199	136	213
The United States	31	79	30	78
Mexico	1	29	1	34
Turkey	3	6	3	5
Other countries	106	85	102	96
Subtotal	2,322	1,340	2,317	1,886
Unlisted equity instruments
Spanish companies shares	5	5	5	5
Foreign companies shares	376	444	450	528
The United States	318	351	387	419
Mexico	-	1	-	-
Turkey	6	9	5	9
Other countries	52	83	57	99
Subtotal	381	449	454	533
Total	2,703	1,789	2,772	2,420

Financial Assets At Fair Value Through Other Comprehensive Income Debt Securities
Financial assets at fair value through other comprehensive income. Debt securities (Millions of Euros)
	June 2020		December 2019
	Amortized cost	Fair value	Amortized cost	Fair value
Domestic debt securities
Government and other government agency debt securities	28,151	28,913	20,740	21,550
Credit institutions	1,050	1,110	959	1,024
Other issuers	899	936	907	947
Subtotal	30,100	30,959	22,607	23,521
Foreign debt securities
Mexico	7,224	7,375	7,790	7,786
Government and other government agency debt securities	6,359	6,527	6,869	6,868
Credit institutions	62	63	77	78
Other issuers	803	786	843	840
The United States	10,267	10,421	11,376	11,393
Government securities	6,572	6,698	8,570	8,599
Treasury and other government agencies	4,049	4,113	5,595	5,624
States and political subdivisions	2,523	2,585	2,975	2,975
Credit institutions	157	158	122	124
Other issuers	3,538	3,565	2,684	2,670
Turkey	3,801	3,840	3,752	3,713
Government and other government agency debt securities	3,801	3,840	3,752	3,713
Other countries	15,143	15,628	11,870	12,318
Other foreign governments and other government agency debt securities	7,519	7,861	6,963	7,269
Central banks	1,481	1,484	1,005	1,010
Credit institutions	2,425	2,517	1,795	1,892
Other issuers	3,717	3,766	2,106	2,147
Subtotal	36,436	37,264	34,788	35,210
Total	66,536	68,223	57,395	58,731

Financial Assets At Fair Value Through Other Comprehensive Income Debt Securities By Rating
Debt securities by rating
	June 2020
	Fair value(Millions of Euros)%
AAA	9,806	14.4%
AA+	834	1.2%
AA	300	0.4%
AA-	626	0.9%
A+	3,796	5.6%
A	2,180	3.2%
A-	31,076	45.6%
BBB+	7,442	10.9%
BBB	3,137	4.6%
BBB-	3,691	5.4%
BB+ or below	4,925	7.2%
Unclassified	412	0.6%
Total	68,223	100.0%

Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale debt securities
Other comprehensive income - Changes in gains / losses (Millions of Euros)
		Debt securities		Equity instruments
	Notes	June 2020	December 2019	June 2020	December 2019
Balance at the beginning		1,760	943	(403)	(155)
Valuation gains and losses		137	1,267	(562)	(238)
Amounts transferred to income		(71)	(119)
Income tax		4	(331)	25	(10)
Balance at the end	27	1,830	1,760	(940)	(403)